LOANS HELD FOR INVESTMENT AT FAIR VALUE, Changes in Loans Held at Fair Value (Q3) (Details) - USD ($)		5 Months Ended		9 Months Ended
		Dec. 31, 2020		Sep. 30, 2021
Loans Receivable, Principal [Roll Forward]
Total loans held at fair value, beginning balance		$ 46,080,605		$ 50,831,235	[1],[2],[3]
Loans held at fair value, principal, change in unrealized gains / (losses) on loans at fair value, net		0		0
Loans held at fair value, principal, new fundings		16,360,000		37,701,104
Loans held at fair value, principal, loan repayments		(5,000,000)		(12,000,000)
Loans held at fair value, loan amortization payments				(1,093,659)
Loans held at fair value, principal, accretion of original issue discount		0		0
Loans held at fair value, principal, PIK interest		390,630		1,556,868
Total loans held at fair value, ending balance	[2]	50,831,235	[1],[3]	76,995,548	[4]
Loans Held for Investment, Original Issue Cost [Roll Forward]
Loans held for at fair value, original issue discount, beginning balance		(2,974,054)		(3,836,524)
Loans held at fair value, original issue discount, change in unrealized gains / (losses) on loans at Fair value, net		0		0
Loans held at fair value, original issue discount, new fundings		(1,595,199)		(1,130,623)
Loans held at fair value, original issue discount, loan repayments		0		0
Loans held at fair value, original issue discount, loan amortization payments				0
Loans held at fair value, original issue discount, accretion of original issue discount		732,729		1,905,715
Loans held at fair value, original issue discount, PIK interest		0		0
Loans held for at fair value, original issue discount, ending balance		(3,836,524)		(3,061,432)
Loans Held for Investment, Unrealized Gains/(Losses) [Roll Forward]
Loans held at fair value, unrealized gains / (losses), beginning balance				1,563,340
Loans held at fair value, unrealized gains / (losses), change in unrealized gains / (losses) on loans at fair value, net				796,368
Loans held at fair value, unrealized gains / (losses), new fundings				0
Loans held at fair value, unrealized gains / (losses), loan repayments				0
Loans held at fair value, unrealized gains / (losses), loan amortization payments				0
Loans held at fair value, unrealized gains / (losses), accretion of original issue discount				0
Loans held at fair value, unrealized gains / (losses), PIK interest				0
Loans held at fair value, unrealized gains / (losses), ending balance		1,563,340		2,359,708
Loans Held for Investment, Fair Value [Roll Forward]
Loans held at fair value, beginning balance		43,106,551		48,558,051	[5],[6]
Loans held at fair value, change in unrealized gains / (losses) on loans at fair value, net		1,563,340		796,368
Loans held for at fair value, new fundings		14,764,801		36,570,481
Loans held for at fair value, loan repayments		(5,000,000)		(12,000,000)
Loans held for at fair value, loan amortization payments				(1,093,659)
Loans held at fair value, Accretion of original issue discount		732,729		1,905,715
PIK interest		390,630		1,556,868
Loans held at fair value, ending balance	[6]	$ 48,558,051	[5]	$ 76,293,824

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount (“OID”) and loan origination costs.
[5]	Refer to Footnote 14
[6]	Refer to Note 14 to our unaudited consolidated financial statements.